SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2017 USD ($) $ / shares shares
Number of options
Granted (in shares) | shares	15,080,000	15,080,000	0	0	0	0
Exercised (in shares) | shares			(1,325,241)	(1,325,241)	(8,776,032)	(8,776,032)	0
Outstanding at the end of the period (in shares) | shares	25,113,357	25,113,357
Minimum
Weighted average Exercise price
Granted (in dollars per shares)		$ 0.07		$ 0.07		$ 0.07
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	2 years	2 years
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor	2.2	2.2
Maximum
Weighted average Exercise price
Granted (in dollars per shares)		$ 0.53		$ 0.53		$ 0.53
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	4 years	4 years
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor	2.8	2.8
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)								$ 1.69
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)								0.11
Employees
Weighted average Exercise price
Exercisable at the end of the period (in dollars per shares)								$ 0.22
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars) | $		$ 586,000
Exercisable at the end of the period (in dollars) | $								$ 312,000
Outstanding at the end of the period (in dollars) | $		$ 586,000
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares	10,938,077	10,938,077	13,760,054	13,760,054
Vested and expected to vest at the beginning of the period (in shares) | shares	10,938,077	10,938,077	9,521,520	9,521,520
Granted (in shares) | shares	15,080,000	15,080,000
Exercised (in shares) | shares			(1,325,241)	(1,325,241)
Forfeited (in shares) | shares	(904,720)	(904,720)	(1,496,736)	(1,496,736)
Outstanding at the end of the period (in shares) | shares	25,113,357	25,113,357	10,938,077	10,938,077	13,760,054	13,760,054
Vested and expected to vest at the end of the period (in shares) | shares	25,113,357	25,113,357	10,938,077	10,938,077	9,521,520	9,521,520
Exercisable at the end of the period (in shares) | shares	16,918,975			10,318,816				16,918,975
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)		$ 0.25		$ 0.26
Vested and expected to vest at the beginning of the period (in dollars per shares)		0.25		0.21
Granted (in dollars per shares)		0.07
Exercised (in dollars per shares)				0.24
Forfeited (in dollars per shares)		0.27		0.39
Outstanding at the end of the period (in dollars per shares)		0.14		0.25		$ 0.26
Vested and expected to vest at the end of the period (in dollars per shares)		$ 0.14		0.25		$ 0.21
Exercisable at the end of the period (in dollars per shares)				$ 0.22
Weighted average remaining contractual term (Years)
Outstanding at the end of the period	7 years 3 months 4 days	7 years 3 months 4 days	4 years 7 months 2 days	4 years 7 months 2 days	5 years 10 months 28 days	5 years 10 months 28 days
Vested and expected to vest at the end of the period					5 years 11 months 23 days	5 years 11 months 23 days
Exercisable at the end of the period	6 years 1 month 20 days	6 years 1 month 20 days	4 years 5 months 23 days	4 years 5 months 23 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $		$ 76,000		$ 3,358,000
Vested and expected to vest at the beginning of the period (in dollars) | $		$ 76,000		2,920,000
Vested and expected to vest at the end of the period (in dollars) | $				76,000		$ 2,920,000
Exercisable at the end of the period (in dollars) | $				76,000
Outstanding at the end of the period (in dollars) | $				$ 76,000		$ 3,358,000
Total intrinsic value of stock options exercised | ¥			¥ 3,132,000		¥ 29,241,000
Unrecognized share-based compensation cost (in CNY or dollars)	¥ 2,099,000							$ 323,000
Assumptions used in calculation of estimated fair value of options
Risk-free interest rates (as a percent)	2.38%	2.38%
Expected volatility (as a percent)	74.77%	74.77%
Expected dividend yield (as a percent)	0.00%	0.00%
Weighted average fair value of share option (in dollars per share)		$ 0.042
Total fair value of options vested	¥ 2,054,000	$ 316,000	¥ 590,000		¥ 3,098,000